Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 104,024	$ 55,456
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	42,867	26,031
Bad debt expense (recovery), net	544	(481)
Unrealized losses on interest rate swaps, net	2,242	6,328
Amortization of debt issuance costs	3,679	1,019
Amortization of intangible assets	3,332	3,152
Amortization of acquired net (below) above-market leases	(294)	283
Amortization of deferred revenue	(3,907)	(3,573)
Amortization of unearned income on direct financing and sales-type leases	(4,551)	(4,121)
Gains on sale of containers, net	(15,811)	(16,990)
Gain on sale of containers to noncontrolling interest	(19,773)
Share-based compensation expense	3,261	3,261
Changes in operating assets and liabilities	(19,619)	2,925
Total adjustments	(8,030)	17,834
Net cash provided by operating activities	95,994	73,290
Cash flows from investing activities:
Purchase of containers and fixed assets	(527,085)	(61,766)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired	(3,786)
Proceeds from sale of containers and fixed assets	35,410	32,635
Receipt of principal payments on direct financing and sales-type leases	14,973	27,625
Net cash used in investing activities	(480,488)	(1,506)
Cash flows from financing activities:
Proceeds from revolving credit facility	137,000	29,000
Principal payments on revolving credit facility	(40,000)	(24,000)
Proceeds from secured debt facility	336,000	47,000
Principal payments on secured debt facility	(353,803)	(56,000)
Proceeds from bonds payable	400,000
Principal payments on bonds payable	(25,750)	(25,750)
Increase in restricted cash	(20,907)	(7,133)
Debt issuance costs	(7,472)	(11,672)
Issuance of common shares upon exercise of share options	5,626	1,728
Excess tax benefit from share-based compensation awards	3,034
Dividends paid	(29,273)	(22,568)
Net cash provided by (used in) financing activities	404,455	(69,395)
Effect of exchange rate changes	120	(62)
Net increase in cash and cash equivalents	20,081	2,327
Cash and cash equivalents, beginning of the year	57,081	56,819
Cash and cash equivalents, end of period	77,162	59,146
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	17,739	9,872
Net income taxes paid	99	232
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases	55,506	44,416
Containers placed in direct financing and sales-type leases	24,758	20,247
Intangible assets relinquished for container purchases	7,646
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases	8,896
Containers, net	$ 124,153